Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 1,759	$ 1,629	$ 1,771	$ 2,017
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,303	960
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	1,278	926
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	423	525
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,303	960
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	1,860	1,127
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	$ 423	$ 525